Intangible Assets and Goodwill - Schedule of Intangible Assets Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Cost	$ 20,926	$ 16,938
Accumulated amortization	(12,977)	(10,116)
Net book value	7,949	6,822
Developed technology
Indefinite-Lived Intangible Assets [Line Items]
Cost	5,727	3,929
Accumulated amortization	(3,730)	(3,064)
Net book value	1,997	865
Trademark
Indefinite-Lived Intangible Assets [Line Items]
Cost	210	186
Accumulated amortization	(96)	(66)
Net book value	114	120
Intellectual property
Indefinite-Lived Intangible Assets [Line Items]
Cost	2,666	2,351
Accumulated amortization	(1,999)	(1,596)
Net book value	667	755
Customer relationship
Indefinite-Lived Intangible Assets [Line Items]
Cost	10,401	10,028
Accumulated amortization	(6,504)	(5,123)
Net book value	3,897	4,905
Others
Indefinite-Lived Intangible Assets [Line Items]
Cost	1,922	444
Accumulated amortization	(648)	(267)
Net book value	$ 1,274	$ 177